AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 10, 2018

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 702	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 703	☒

(Check appropriate box or boxes)

Invesco Exchange-Traded Fund Trust II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With a copy to:

Alan P. Goldberg, Esquire

Stradley Ronon Stevens & Young, LLP

191 North Wacker Drive, Suite 1601

Chicago, Illinois 60606

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 10th day of October, 2018.

Invesco Exchange-Traded Fund Trust II

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	October 10, 2018
Daniel E. Draper

/s/ Kelli Gallegos	Treasurer	October 10, 2018
Kelli Gallegos

/s/ Anna Paglia	Secretary	October 10, 2018
Anna Paglia

* /s/ Ronn R. Bagge	Trustee	October 10, 2018
Ronn R. Bagge

* /s/ Todd J. Barre	Trustee	October 10, 2018
Todd J. Barre

* /s/ Kevin M. Carome	Trustee	October 10, 2018
Kevin M. Carome

* /s/ Marc M. Kole	Trustee	October 10, 2018
Marc M. Kole

* /s/ Yung Bong Lim	Trustee	October 10, 2018
Yung Bong Lim

* /s/ Gary R. Wicker	Trustee	October 10, 2018
Gary R. Wicker

* /s/ Donald H. Wilson	Chairman and Trustee	October 10, 2018
Donald H. Wilson

* By: /s/ Anna Paglia		October 10, 2018
Anna Paglia
Attorney-In-Fact

* Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 227 and 423 to the Trust’s Registration Statement and incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase